Document and Entity Information	3 Months Ended
Mar. 31, 2020
Document and Entity Information
Document Type	8-K12B/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	HYCROFT MINING HOLDING CORP
Entity Central Index Key	0001718405
Entity Emerging Growth Company	true
Entity Ex Transition Period	false